Nationwide Maximum Diversification U.S. Core Equity ETF
Schedule of Investments
November 30, 2020 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.8%
	Communication Services - 12.6%
4,416	Activision Blizzard, Inc.	$350,984
1,055	Altice USA, Inc. - Class A (a)	35,786
23,128	AT&T, Inc.	664,930
18	Cable One, Inc.	35,652
3,536	CenturyLink, Inc. (b)	36,951
460	Charter Communications, Inc. - Class A (a)(b)	299,915
14,715	Comcast Corporation - Class A (b)	739,281
5,682	Discovery, Inc. - Class C (a)	136,482
938	Electronic Arts, Inc. (b)	119,830
5,236	Facebook, Inc. - Class A (a)	1,450,215
1,083	Fox Corporation - Class A (b)	31,234
100	IAC/InterActiveCorp (a)	14,199
1,242	Interpublic Group of Companies, Inc. (b)	27,672
474	Liberty Broadband Corporation - Class C (a)(b)	74,584
1,188	Liberty Global plc - Class C (a)	25,708
633	Liberty Media Corporation-Liberty Formula One - Class C (a)	26,447
531	Liberty Media Corporation-Liberty SiriusXM - Class C (a)	21,776
459	Live Nation Entertainment, Inc. (a)(b)	30,133
2,109	Match Group, Inc. (a)	293,594
1,432	Netflix, Inc. (a)	702,682
683	Omnicom Group, Inc. (b)	43,029
1,467	Pinterest, Inc. - Class A (a)	102,719
6,818	Roku, Inc. (a)	2,001,560
3,577	Sirius XM Holdings, Inc. (b)	23,215
65,987	Snap, Inc. - Class A (a)	2,931,142
3,183	Spotify Technology SA (a)(b)	927,431
1,393	Take-Two Interactive Software, Inc. (a)	251,450
2,438	Twitter, Inc. (a)	113,391
13,444	Verizon Communications, Inc.	812,153
1,728	ViacomCBS, Inc. - Class B (b)	60,964
5,866	Walt Disney Company	868,227
3,714	Zillow Group, Inc. - Class C (a)	400,406
3,220	Zynga, Inc. - Class A (a)(b)	26,565
		13,680,307
	Consumer Discretionary - 13.4%
387	Advance Auto Parts, Inc.	57,160
378	Amazon.com, Inc. (a)	1,197,520
860	Aptiv plc	102,082
14,639	Aramark (b)	512,365
280	Autoliv, Inc.	24,934
587	AutoZone, Inc. (a)	667,801
684	Best Buy Company, Inc. (b)	74,419
132	Booking Holdings, Inc. (a)	267,755
661	BorgWarner, Inc. (b)	25,680
192	Bright Horizons Family Solutions, Inc. (a)	32,661
211	Burlington Stores, Inc. (a)	46,112
521	CarMax, Inc. (a)	48,703
2,249	Carnival Corporation	44,935
218	Carvana Company (a)	54,546
7,807	Chegg, Inc. (a)(b)	608,400
1,127	Chipotle Mexican Grill, Inc. (a)	1,453,188
1,087	D.R. Horton, Inc.	80,982
416	Darden Restaurants, Inc.	44,920
807	Dollar General Corporation	176,394
8,098	Dollar Tree, Inc. (a)	884,625
2,538	Domino’s Pizza, Inc.	996,343

263	Dunkin’ Brands Group, Inc.	27,967
2,131	eBay, Inc. (b)	107,466
4,152	Etsy, Inc. (a)	667,227
434	Expedia Group, Inc.	54,029
175	Five Below, Inc. (a)	27,370
12,434	Ford Motor Company	112,901
449	Garmin, Ltd.	52,425
4,332	General Motors Company	189,915
787	Gentex Corporation	25,656
450	Genuine Parts Company	44,266
410	Hasbro, Inc.	38,142
875	Hilton Worldwide Holdings, Inc.	90,676
1,175	Las Vegas Sands Corporation	65,459
192	Lear Corporation	27,446
864	Lennar Corporation - Class A	65,543
830	LKQ Corporation (a)	29,233
555	Lowe’s Companies, Inc.	86,480
384	Lululemon Athletica, Inc. (a)	142,164
3,392	Marriott International, Inc. - Class A	430,343
2,416	McDonald’s Corporation	525,335
153	MercadoLibre, Inc. (a)	237,659
1,241	MGM Resorts International (b)	35,058
1,319	NIKE, Inc. - Class B	177,669
29	NVR, Inc. (a)	115,919
234	O’Reilly Automotive, Inc. (a)(b)	103,531
125	Pool Corporation	43,264
832	PulteGroup, Inc.	36,300
1,116	Ross Stores, Inc.	119,992
4,767	Royal Caribbean Cruises, Ltd. (b)	375,687
550	Service Corporation International	26,752
1,655	Starbucks Corporation	162,223
2,718	Target Corporation	487,963
3,563	TJX Companies, Inc.	226,286
371	Tractor Supply Company	52,241
1,913	Ulta Beauty, Inc. (a)	526,840
1,029	V.F. Corporation (b)	85,819
191	Vail Resorts, Inc. (b)	52,685
206	Wayfair, Inc. - Class A (a)(b)	52,398
199	Whirlpool Corporation (b)	38,727
313	Wynn Resorts, Ltd. (b)	31,457
21,229	Yum China Holdings, Inc.	1,196,891
965	Yum! Brands, Inc.	102,097
		14,499,026
	Consumer Staples - 14.3%
393	Archer-Daniels-Midland Company	19,560
362	Boston Beer Company, Inc. - Class A (a)(b)	336,964
968	Brown-Forman Corporation - Class B	78,079
431	Bunge, Ltd.	25,382
12,549	Campbell Soup Company (b)	627,701
6,348	Church & Dwight Company, Inc.	557,164
6,966	Clorox Company (b)	1,413,820
12,523	Coca-Cola Company	646,187
2,775	Colgate-Palmolive Company	237,651
30,919	Conagra Brands, Inc.	1,130,399
501	Constellation Brands, Inc. - Class A	103,126
1,413	Costco Wholesale Corporation	553,571
714	Estee Lauder Companies, Inc. - Class A	175,158
20,018	General Mills, Inc.	1,217,494
471	Hershey Company	69,656
4,547	Hormel Foods Corporation (b)	214,527
7,079	JM Smucker Company (b)	829,659
13,267	Kellogg Company (b)	847,894
13,687	Keurig Dr Pepper, Inc.	416,769

1,104	Kimberly-Clark Corporation	153,798
34,423	Kraft Heinz Company	1,133,894
41,741	Kroger Company	1,377,453
5,675	Lamb Weston Holdings, Inc.	410,757
394	McCormick & Company, Inc.	73,670
582	Molson Coors Brewing Company - Class B (b)	26,772
4,592	Mondelez International, Inc. - Class A	263,810
1,181	Monster Beverage Corporation (a)	100,125
4,490	PepsiCo, Inc.	647,593
8,051	Procter & Gamble Company	1,118,042
1,549	Sysco Corporation	110,428
7,849	Tyson Foods, Inc. - Class A	511,755
2,299	Walgreens Boots Alliance, Inc.	87,385
		15,516,243
	Energy - 1.8%
2,010	Baker Hughes Company	37,627
25,373	Cabot Oil & Gas Corporation (b)	444,536
942	Cheniere Energy, Inc. (a)	53,402
1,806	Chevron Corporation	157,447
624	Concho Resources, Inc.	35,868
3,436	ConocoPhillips	135,928
10,191	Diamondback Energy, Inc.	407,232
1,859	EOG Resources, Inc.	87,150
2,602	Halliburton Company (b)	43,167
898	Hess Corporation (b)	42,368
6,224	Kinder Morgan, Inc.	89,501
8,736	Occidental Petroleum Corporation	137,679
1,415	ONEOK, Inc.	50,756
521	Pioneer Natural Resources Company	52,402
4,440	Schlumberger, Ltd.	92,308
3,883	Williams Companies, Inc.	81,465
		1,948,836
	Financials - 5.3%
2,120	Aflac, Inc.	93,132
14,177	AGNC Investment Corporation (b)	216,625
317	Allstate Corporation	32,445
1,192	Ally Financial, Inc.	35,342
1,540	American International Group, Inc.	59,198
81,558	Annaly Capital Management, Inc.	652,464
788	Aon plc - Class A	161,453
607	Arthur J. Gallagher & Company	70,054
189	Assurant, Inc.	24,404
2,601	Bank of New York Mellon Corporation	101,751
582	Berkshire Hathaway, Inc. - Class B (a)	133,226
488	Brown & Brown, Inc.	21,975
251	Capital One Financial Corporation	21,496
4,349	Cboe Global Markets, Inc. (b)	397,151
3,778	Charles Schwab Corporation	184,291
1,277	Chubb, Ltd.	188,778
498	Cincinnati Financial Corporation	38,022
1,064	Citizens Financial Group, Inc.	34,750
1,150	CME Group, Inc.	201,285
323	Commerce Bancshares, Inc./MO (b)	21,305
209	Credicorp, Ltd. (b)	32,167
126	Everest Re Group, Ltd.	28,644
889	Fidelity National Financial, Inc.	31,995
545	First Republic Bank/CA	70,610
1,145	Hartford Financial Services Group, Inc.	50,609
3,218	Huntington Bancshares, Inc.	38,873
1,745	Intercontinental Exchange, Inc.	184,115
400	JPMorgan Chase & Company	47,152
395	M&T Bank Corporation	46,014
1,965	MarketAxess Holdings, Inc.	1,059,488

1,642	Marsh & McLennan Companies, Inc.	188,238
634	Northern Trust Corporation	59,038
1,896	Progressive Corporation	165,161
391	Raymond James Financial, Inc.	35,561
2,102	Regions Financial Corporation	32,098
217	Reinsurance Group of America, Inc.	25,016
161	RenaissanceRe Holdings, Ltd.	26,507
1,067	State Street Corporation	75,202
415	Synchrony Financial	12,645
809	Travelers Companies, Inc.	104,887
3,520	Truist Financial Corporation	163,398
4,409	U.S. Bancorp	190,513
259	Voya Financial, Inc.	14,926
12,579	Wells Fargo & Company	344,036
410	Willis Towers Watson plc	85,358
		5,801,398
	Health Care - 22.3%
1,738	Abbott Laboratories	188,086
5,729	AbbVie, Inc.	599,139
2,859	ABIOMED, Inc. (a)	783,651
303	Agilent Technologies, Inc.	35,421
672	Alexion Pharmaceuticals, Inc. (a)	82,058
202	Align Technology, Inc. (a)	97,221
6,226	Alnylam Pharmaceuticals, Inc. (a)	808,820
101	Amedisys, Inc. (a)	24,724
472	AmerisourceBergen Corporation	48,668
1,898	Amgen, Inc.	421,432
816	Anthem, Inc.	254,200
1,431	Avantor, Inc. (a)	39,038
1,768	Baxter International, Inc.	134,492
939	Becton Dickinson and Company	220,515
4,480	Biogen, Inc. (a)	1,075,961
2,577	BioMarin Pharmaceutical, Inc. (a)	202,810
68	Bio-Rad Laboratories, Inc. - Class A (a)	36,618
123	Bio-Techne Corporation	37,307
7,318	Bristol-Myers Squibb Company	456,643
932	Cardinal Health, Inc.	50,878
520	Catalent, Inc. (a)	49,993
1,992	Centene Corporation (a)	122,807
978	Cerner Corporation (b)	73,194
51	Chemed Corporation	24,391
1,189	Cigna Corporation	248,667
171	Cooper Companies, Inc.	57,323
4,241	CVS Health Corporation	287,497
650	Danaher Corporation	146,010
257	DaVita, Inc. (a)	28,231
938	DENTSPLY SIRONA, Inc.	47,735
3,717	DexCom, Inc. (a)	1,188,250
2,004	Edwards Lifesciences Corporation (a)	168,116
1,508	Elanco Animal Health, Inc. (a)	46,130
2,742	Eli Lilly & Company	399,372
314	Encompass Health Corporation	25,302
476	Exact Sciences Corporation (a)	57,625
6,983	Exelixis, Inc. (a)	133,794
11,520	Gilead Sciences, Inc.	698,918
928	HCA Healthcare, Inc.	139,302
451	Henry Schein, Inc. (a)	29,004
212	Hill-Rom Holdings, Inc.	20,110
823	Hologic, Inc. (a)	56,894
2,533	Horizon Therapeutics plc (a)	178,399
428	Humana, Inc.	171,423
167	ICON plc (a)	32,545
270	IDEXX Laboratories, Inc. (a)	124,465

506	Illumina, Inc. (a)	162,978
591	Incyte Corporation (a)	49,963
3,401	Insulet Corporation (a)	876,471
426	Ionis Pharmaceuticals, Inc. (a)	21,526
1,612	Jazz Pharmaceuticals plc (a)	226,825
8,549	Johnson & Johnson	1,236,870
163	Masimo Corporation (a)	41,482
520	McKesson Corporation	93,553
4,359	Medtronic plc	495,617
8,214	Merck & Company, Inc.	660,323
76	Mettler-Toledo International, Inc. (a)	87,403
20,949	Moderna, Inc. (a)(b)	3,199,749
189	Molina Healthcare, Inc. (a)	38,581
3,737	Neurocrine Biosciences, Inc. (a)	354,791
270	Novocure, Ltd. (a)	33,926
356	PerkinElmer, Inc.	47,348
437	Perrigo Company plc	21,072
18,051	Pfizer, Inc.	691,534
429	Quest Diagnostics, Inc.	53,187
885	Regeneron Pharmaceuticals, Inc. (a)(b)	456,687
461	ResMed, Inc.	96,626
4,855	Sarepta Therapeutics, Inc. (a)(b)	683,875
2,366	Seagen, Inc. (a)	402,953
272	STERIS plc	52,716
5,215	Teladoc Health, Inc. (a)(b)	1,036,585
149	Teleflex, Inc.	57,030
1,282	Thermo Fisher Scientific, Inc.	596,103
3,069	UnitedHealth Group, Inc.	1,032,228
241	Universal Health Services, Inc. - Class B	31,470
431	Veeva Systems, Inc. - Class A (a)	119,331
845	Vertex Pharmaceuticals, Inc. (a)	192,449
35,105	Viatris, Inc. (a)	590,466
198	Waters Corporation (a)	45,938
235	West Pharmaceutical Services, Inc.	64,663
663	Zimmer Biomet Holdings, Inc.	98,867
96	Zoetis, Inc.	15,396
		24,119,761
	Industrials - 4.7%
1,864	3M Company	321,969
425	A.O. Smith Corporation	23,932
295	Allegion plc	33,642
174	Carlisle Companies, Inc.	25,200
1,625	Caterpillar, Inc.	282,084
1,419	CH Robinson Worldwide, Inc.	133,343
2,650	Clarivate plc (a)	72,716
675	Copart, Inc. (a)	77,929
125	CoStar Group, Inc. (a)	113,822
467	Cummins, Inc.	107,956
137	Deere & Company	35,842
2,038	Delta Air Lines, Inc.	82,030
836	Emerson Electric Company	64,222
388	Equifax, Inc.	64,757
534	Expeditors International of Washington, Inc.	47,724
1,832	Fastenal Company	90,592
785	FedEx Corporation	224,965
67	Generac Holdings, Inc. (a)	14,445
40,956	General Electric Company	416,932
234	HEICO Corporation - Class A	25,916
2,862	IAA, Inc. (a)	171,491
240	IDEX Corporation	46,356
844	IHS Markit, Ltd.	83,944
1,189	Ingersoll-Rand, Inc. (a)	52,637
269	JB Hunt Transport Services, Inc.	36,390

2,378	Johnson Controls International plc	109,483
301	Kansas City Southern	56,037
111	Lennox International, Inc. (b)	31,949
706	Lyft, Inc. - Class A (a)(b)	26,948
834	Masco Corporation	44,761
11,915	Nikola Corporation (a)(b)	243,185
336	Old Dominion Freight Line, Inc.	68,329
1,090	PACCAR, Inc.	94,895
529	Pentair plc	27,413
671	Republic Services, Inc.	64,899
194	Rockwell Automation, Inc. (b)	49,579
477	Rollins, Inc. (b)	27,275
499	Sensata Technologies Holding plc (a)	24,366
173	Snap-on, Inc. (b)	30,422
1,884	Southwest Airlines Company	87,305
117	Teledyne Technologies, Inc. (a)	44,218
339	Toro Company	30,751
764	Trane Technologies plc	111,727
3,854	Uber Technologies, Inc. (a)	191,391
81	Union Pacific Corporation	16,530
5,126	United Airlines Holdings, Inc. (a)	230,925
2,297	United Parcel Service, Inc. - Class B	392,948
145	W.W. Grainger, Inc.	60,654
1,369	Waste Management, Inc.	163,089
496	Watsco, Inc. (b)	112,770
571	Westinghouse Air Brake Technologies Corporation	41,854
574	Xylem, Inc.	55,087
		5,089,626
	Information Technology - 14.3%
3,789	Advanced Micro Devices, Inc. (a)	351,089
511	Akamai Technologies, Inc. (a)(b)	52,894
163	Alteryx, Inc. - Class A (a)(b)	19,534
427	Amdocs, Ltd.	28,101
394	Anaplan, Inc. (a)(b)	27,576
9,971	Apple, Inc.	1,187,048
176	Arista Networks, Inc. (a)(b)	47,643
216	Aspen Technology, Inc. (a)	29,041
1,923	Atlassian Corporation plc - Class A (a)	432,771
1,105	Avalara, Inc. (a)	189,784
484	Black Knight, Inc. (a)	44,344
433	Booz Allen Hamilton Holding Corporation	37,580
562	Broadcom, Inc.	225,688
367	Broadridge Financial Solutions, Inc.	53,905
350	Check Point Software Technologies, Ltd. (a)	41,188
486	Ciena Corporation (a)	21,773
1,087	Cisco Systems, Inc.	46,763
1,956	Citrix Systems, Inc. (b)	242,388
536	Cognex Corporation	40,275
807	Cognizant Technology Solutions Corporation - Class A	63,051
214	Coupa Software, Inc. (a)(b)	70,387
1,758	Crowdstrike Holdings, Inc. - Class A (a)	269,466
756	Dell Technologies, Inc. - Class C (a)	52,187
6,846	DocuSign, Inc. (a)	1,560,066
4,607	Enphase Energy, Inc. (a)	629,177
196	F5 Networks, Inc. (a)	31,911
5,337	Fastly, Inc. - Class A (a)(b)	452,417
206	Five9, Inc. (a)	31,971
265	FleetCor Technologies, Inc. (a)	70,281
441	Fortinet, Inc. (a)	54,344
278	Gartner, Inc. (a)	42,256
605	Genpact, Ltd.	24,593
532	GoDaddy, Inc. - Class A (a)	42,315
267	Guidewire Software, Inc. (a)	32,702

4,112	Hewlett Packard Enterprise Company	45,396
4,574	HP, Inc.	100,308
1,803	Intel Corporation	87,175
2,257	International Business Machines Corporation	278,785
244	Jack Henry & Associates, Inc.	39,250
1,051	Juniper Networks, Inc. (b)	22,880
597	Keysight Technologies, Inc. (a)	71,664
2,128	Marvell Technology Group, Ltd.	98,505
148	MongoDB, Inc. (a)(b)	42,522
710	NetApp, Inc.	37,850
37,200	NortonLifeLock, Inc.	678,156
893	Nuance Communications, Inc. (a)	38,515
759	Okta, Inc. (a)(b)	185,985
1,294	ON Semiconductor Corporation (a)(b)	37,203
4,474	Oracle Corporation	258,239
575	Pagseguro Digital, Ltd. - Class A (a)	27,232
300	Palo Alto Networks, Inc. (a)	88,176
183	Proofpoint, Inc. (a)	18,939
335	PTC, Inc. (a)	36,130
3,661	QUALCOMM, Inc.	538,789
2,271	RingCentral, Inc. - Class A (a)	674,601
436	salesforce.com, Inc. (a)	107,169
720	Seagate Technology plc (b)	42,343
200	ServiceNow, Inc. (a)	106,910
15,141	Slack Technologies, Inc. - Class A (a)(b)	649,246
502	SolarEdge Technologies, Inc. (a)(b)	139,546
95	Splunk, Inc. (a)	19,397
587	StoneCo, Ltd. - Class A (a)(b)	42,980
133	Trade Desk, Inc. - Class A (a)(b)	119,842
799	Trimble, Inc. (a)	47,836
3,541	Twilio, Inc. - Class A (a)(b)	1,133,439
127	Tyler Technologies, Inc. (a)	54,305
138	Universal Display Corporation	31,608
260	VMware, Inc. - Class A (a)(b)	36,371
1,308	Western Union Company (b)	29,508
170	Wix.com, Ltd. (a)(b)	43,423
561	Workday, Inc. - Class A (a)(b)	126,107
782	Xilinx, Inc.	113,820
80	Zebra Technologies Corporation - Class A (a)	30,274
4,001	Zoom Video Communications, Inc. - Class A (a)	1,913,919
4,646	Zscaler, Inc. (a)	723,615
		15,464,467
	Materials - 3.1%
340	Albemarle Corporation	46,230
205	AptarGroup, Inc.	25,896
266	Avery Dennison Corporation	39,724
1,040	Ball Corporation	99,850
2,396	Corteva, Inc.	91,815
2,550	DuPont de Nemours, Inc. (b)	161,772
216	Eastman Chemical Company	21,038
184	Ecolab, Inc. (b)	40,876
342	International Flavors & Fragrances, Inc. (b)	38,338
1,256	International Paper Company	62,147
1,542	Linde plc	395,399
199	Martin Marietta Materials, Inc. (b)	52,860
22,656	Newmont Corporation	1,332,626
300	Packaging Corporation of America	39,000
756	PPG Industries, Inc.	110,958
4,242	Royal Gold, Inc.	468,614
379	RPM International, Inc.	33,356
252	Sherwin-Williams Company	188,403
424	Vulcan Materials Company	59,212
818	Westrock Company	34,528
		3,342,642

	Real Estate - 4.0%
243	Alexandria Real Estate Equities, Inc.	39,786
1,436	American Tower Corporation	332,003
450	AvalonBay Communities, Inc.	74,966
457	Boston Properties, Inc.	44,859
309	Camden Property Trust	30,538
1,028	CBRE Group, Inc. - Class A (a)	62,852
1,357	Crown Castle International Corporation (b)	227,392
860	Digital Realty Trust, Inc.	115,885
286	Equinix, Inc.	199,568
534	Equity LifeStyle Properties, Inc.	31,287
1,175	Equity Residential (b)	68,056
209	Essex Property Trust, Inc.	51,389
8,185	Extra Space Storage, Inc.	922,696
241	Federal Realty Investment Trust (b)	21,020
1,722	Healthpeak Properties, Inc.	49,697
2,235	Host Hotels & Resorts, Inc.	31,357
1,790	Invitation Homes, Inc.	51,158
915	Iron Mountain, Inc. (b)	25,163
365	Mid-America Apartment Communities, Inc.	46,048
552	National Retail Properties, Inc.	20,810
2,949	Omega Healthcare Investors, Inc.	103,864
837	Prologis, Inc.	83,742
3,925	Public Storage	881,006
1,104	Realty Income Corporation	66,207
537	Regency Centers Corporation	24,476
356	SBA Communications Corporation	102,236
2,124	Simon Property Group, Inc. (b)	175,379
309	Sun Communities, Inc. (b)	42,951
936	UDR, Inc.	36,008
3,670	Ventas, Inc.	175,830
3,435	VEREIT, Inc.	24,354
1,708	VICI Properties, Inc.	43,195
556	Vornado Realty Trust	21,634
1,336	Welltower, Inc.	84,141
551	WP Carey, Inc. (b)	38,135
		4,349,688
	Utilities - 4.0%
580	American Water Works Company, Inc. (b)	88,960
392	Atmos Energy Corporation (b)	37,589
914	CMS Energy Corporation	56,248
14,131	Consolidated Edison, Inc.	1,077,489
2,721	Dominion Energy, Inc.	213,571
5,262	Edison International (b)	322,876
785	Essential Utilities, Inc.	35,545
6,549	Eversource Energy	573,103
6,348	NextEra Energy, Inc. (b)	467,149
640	OGE Energy Corporation	20,730
95,003	PG&E Corporation (a)	1,206,538
997	PPL Corporation	28,335
1,618	Public Service Enterprise Group, Inc. (b)	94,297
926	Sempra Energy (b)	118,046
663	UGI Corporation	23,523
966	Vistra Corporation	18,045
		4,382,044
	TOTAL COMMON STOCKS (Cost $83,738,462)	108,194,038

	SHORT-TERM INVESTMENTS - 0.1%
	Money Market Funds - 0.1%
58,892	Invesco Government & Agency Portfolio - Institutional Class, 0.01% (c)	58,892
	TOTAL SHORT-TERM INVESTMENTS (Cost $58,892)	58,892

Units
	INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 17.2%
	Private Funds - 17.2%
18,616,359	Mount Vernon Liquid Assets Portfolio, LLC, 0.15% (c)	18,616,359
	TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $18,616,359)	18,616,359

	Total Investments (Cost $102,413,713) - 117.1%	126,869,289
	Liabilities in Excess of Other Assets - (17.1)%	(18,505,867)
	TOTAL NET ASSETS - 100.0%	$108,363,422

	Percentages are stated as a percent of net assets.
	(a) Non-income producing security.
	(b) All or a portion of this security is on loan as of November 30, 2020. The total value of securities on loan is $18,722,913.
	(c) Rate shown is the annualized seven-day yield as of November 30, 2020.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at November 30, 2020 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.
To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2020:

Nationwide Maximum Diversification U.S. Core Equity ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$108,194,038	$-	$-	$108,194,038
Short-Term Investments	58,892	-	-	58,892
Investment Purchased with Proceeds from Securities Lending	-	18,616,359	-	18,616,359
Total Investments in Securities	$108,252,930	$18,616,359	$-	$126,869,289

^ See Schedule of Investments for breakout of investments by sector classification.
For the period ended November 30, 2020, the Fund did not recognize any transfers to or from Level 3.